FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Disclosure of Foreign Currency Denominated Financial Assets and Liabilities Which Expose the Group to Currency Risk
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management, in US dollars:

	December 31, 2023		December 31, 2022
	Assets	Liabilities	Assets	Liabilities
	$	$	$	$
Cash	2,334,652	—	34,192,889	—
Trade and other payables	—	3,074,771	—	6,094,084
Long-term debt and other debts	—	119,019,843	—	35,000,000
	2,334,652	122,094,614	34,192,889	41,094,084

Schedule of Disclosure of Maturity of Contractual Obligations
The following tables set forth the maturity of the Group’s contractual obligations (including interest payments where applicable) as at December 31, 2023 and as at December 31, 2022:

	December 31, 2023
	Carrying amount		Undiscounted contractual cash flows	Less than 1 year		Between 1 and 3 years		Between 4 and 5 years		More than 5 years
	$		$	$		$		$		$
Trade and other payables	71,856,894		71,856,894	71,856,894		—		—		—
Long-term debt and other debts	224,942,365		322,891,324	37,571,684		85,120,218		154,644,192		45,555,230
Purchase and other obligations	—	—	72,781,793	58,681,793	—	14,100,000	—	—	—	—
Lease obligations	91,956,586		133,666,965	12,902,616		23,300,865		25,084,501		72,378,983
Total contractual obligations	388,755,845		601,196,976	181,012,987		122,521,083		179,728,693		117,934,213
25 - FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (CONTINUED)
25.4 Liquidity risk analysis (continued)

	December 31, 2022
	Carrying amount		Undiscounted contractual cash flows	Less than 1 year		Between 1 and 3 years		Between 4 and 5 years		More than 5 years
	$		$	$		$		$		$
Trade and other payables	62,383,813		62,383,813	62,383,813		—		—		—
Long-term debt and other debts	110,673,348		118,341,134	2,450,141		96,150,078		—		19,740,915
Purchase and other obligations	—	—	149,591,363	70,523,901	—	75,154,748	—	3,439,748	—	472,966
Lease obligations	63,520,215		89,985,860	8,320,131		15,454,284		16,693,337		49,518,108
Total contractual obligations	236,577,376		420,302,170	143,677,986		186,759,110		20,133,085		69,731,989

Schedule of Disclosure of Amounts Managed by Capital Under Review
The amounts managed as capital by the Group for the reporting years under review are summarized as follows:

	December 31, 2023	December 31, 2022
	$	$
Long-term debt and other debts	224,942,365	110,673,348
Less: Cash	29,892,966	88,266,985
Total net indebtedness	195,049,399	22,406,363

Shareholders’ equity	358,913,991	437,116,773
Warrants issued as part of the business combination transaction, December 2022 Offering and 2023 Debenture Financing	27,684,412	21,071,294
Total net indebtedness	195,049,399	22,406,363
Total capitalization	581,647,802	480,594,430

Total net indebtedness to total capitalization ratio	34%	5%